Deconsolidation of Subsidiary (Details) - Schedule of Loss Attributable to the Company on Deconsolidation of a Subsidiary - USD ($)	12 Months Ended
	Mar. 31, 2023	Oct. 30, 2021
Schedule Of Loss Attributable To The Company On Deconsolidation Of ASubsidiary Abstract
Fair Value Consideration receivable/received		$ 70,000
GHSI share capital at disposal	162,000
Add : Retained earnings at disposal date	3,701
Total of Net assets at disposal	165,701
Group Share - 75%	124,276
Less Goodwill at acquisition date	68,500
Total Loss on deconsolidation date	$ (192,776)